Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Trade payables	426,792	474,322	396,686
Other payables	9,769	12,660	11,587
Accrued expenses	59,952	57,204	56,279
Social security and other taxes	12,853	20,419	12,484
	509,366	564,605	477,036
Less: non-current portion
Trade payables	184,309	205,163	178,853
Other payables	—	196	585
Non-current trade and other payables	184,309	205,359	179,438
Current trade and other payables	325,057	359,246	297,598